CONDENSED SCHEDULE OF INVESTMENTS (U.S. TREASURY NOTES) (Parenthetical) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
U.S. Treasury notes, 2.500%, 02/15/2022 [Member]
Net Investment Income [Line Items]
Investment Interest Rate	2.50%	2.25%
Investment Maturity Date	Feb. 15, 2022	Feb. 15, 2021
U.S. Treasury notes, 2.375%, 03/15/2022 [Member]
Net Investment Income [Line Items]
Investment Interest Rate	2.375%
Investment Maturity Date	Mar. 15, 2022
U.S. Treasury notes, 1.750%, 05/15/2022 [Member]
Net Investment Income [Line Items]
Investment Interest Rate	1.75%
Investment Maturity Date	May 15, 2022
US Treasury Notes Securities [Member]
Net Investment Income [Line Items]
Amortized Cost of U.S. Treasury Notes	$ 393,466,046
U.S. Treasury notes, 2.625%, 05/15/2021 [Member]
Net Investment Income [Line Items]
Investment Interest Rate		2.625%
Investment Maturity Date		May 15, 2021
U.S. Treasury notes, 2.750%, 08/15/2021 [Member]
Net Investment Income [Line Items]
Investment Interest Rate		2.75%
Investment Maturity Date		Aug. 15, 2021